Label	Element	Value
Tuttle Capital No Bleed Tail Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tuttle Capital No Bleed Tail Risk ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Tuttle Capital No Bleed Tail Risk ETF (the “Fund”) seeks capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by actively managing and investing in CBOE Volatility Index (“VIX”) derivatives, VIX ETP options, S&P 500 Index or SPDR S&P 500 ETF Trust (“SPY”) options, and short-term U.S. Treasury securities. The Fund’s “No Bleed Tail Risk” investment strategy is designed to seek to provide positive returns during periods of significant market disruptions, while generating income to seek to minimize the expenses of its portfolio positions during normal market conditions.

“Tail Risk” generally refers to market events that occur rarely but may result in severe negative market performance when they do occur. Although market participants can utilize tools to hedge against Tail Risk events, such tools are often expensive and are rarely held for the long-term. Because such Tail Risk events cannot be predicted or timed, the usefulness of tools to hedge against Tail Risk events is limited as the expenses of such tools over the long term often lead to unsustainable losses before the occurrence of a Tail Risk event needed to produce returns that would offset such expenses and make the position profitable. These expenses are referred to as “bleed”.

In implementing the No Bleed Tail Risk strategy, the Adviser will employ a three-component investment strategy consisting of: (1) the Hedging Component, by obtaining long volatility exposure; (2) an Income and additional Downside Exposure Component, by using an S&P 500 options overlay; and (3) a Cost Mitigation Component, by engaging in volatility carry management. The Hedging Component and Downside Exposure positions seek to serve as the capital appreciation component that profits off Tail Risk events. The Income Component and the Cost Mitigation Component seek to minimize the “bleed” while awaiting the Tail Risk event.

1.      Long Volatility Exposure (Hedging Component)

•        Long volatility exposure serves as a hedging component against broad equity market declines as the VIX historically has had a strong inverse relationship against the S&P 500, meaning that (theoretically) long exposure to volatility should offset the impact of sudden broad equity market declines. The Fund seeks to maintain long volatility exposure to capture the historical inverse relationship between the VIX and the S&P 500.

•        The Fund primarily maintains long volatility exposure through VIX Index options, and/or VIX ETP shares or options to benefit from periods of market dislocations. The Fund may also maintain exposure to VIX futures from time to time. VIX Index options are cash-settled, European-style options (i.e., only exercisable on the expiration date) that use the value of the VIX as the reference asset. VIX ETPs are volatility-linked exchange-traded products or exchange-traded funds that gain exposure to market volatility through various instruments tied to the performance of the VIX, either on a one-to-one, leveraged, or inverse basis.

•        The positions are actively managed based on market volatility levels and expected future volatility, with a laddered approach across expirations (i.e., multiple options with the same reference asset and the same strike price but with varying expiration durations of, for example, 30-, 60-, and 90-days).

•        The Fund may use call spreads instead of outright calls to reduce cost when volatility pricing is high. A call spread is an options strategy that involves the Fund purchasing a call at one strike price, and simultaneously selling a call option on the same reference asset at a higher strike price but with the same expiration date.

2.      S&P 500 Options Overlay (Income and Downside Exposure)

•        The Fund can employ SPY put spreads to provide additional downside exposure. SPY put spreads involve the Fund simultaneously purchasing put options with SPY as the reference asset with different strike prices, different expiration dates, or both.

•        It may tactically deploy ratio spreads (i.e., the number of contracts bought and sold can have different strike prices and durations) or credit spreads to generate income, reducing the overall cost of long volatility exposure.

•        The Fund may hedge short volatility exposure using call calendar spreads (buying near-term calls, selling longer-term calls)

•        The Fund may also use covered calls on VIX products, such as credit call spreads (simultaneously selling (writing) a call option at a lower strike price and purchasing call option at a higher strike with the same expiration date).

3.      Volatility Carry Management (Cost Mitigation Component)

•        The Fund may sell VIX put calendar spreads (simultaneously purchasing and selling put options on the same reference asset and strike price but with the purchased put having an expiration date that is further out then the sold put) to take advantage of differences in volatility term structure (i.e., different implied volatilities across different expiration dates for options on the same reference asset).

•        It may utilize short-duration U.S. Treasuries (“T-Bills”) to provide a stable return while keeping capital available for market dislocations.

•        When implied volatility is elevated, the Fund may sell covered calls on VIX ETPs to collect premiums while still maintaining core VIX exposure.

The portfolio management process for the Fund includes:

•        AI-Assisted Risk Modeling:    The Fund may utilize quantitative risk assessment models to determine exposure adjustments, but portfolio managers retain full discretion in execution.

•        Market Regime Identification:    The Fund classifies market conditions into three distinct volatility regimes (low, neutral, high) and adjusts exposure accordingly.

•        Rolling & Rebalancing:    VIX call positions are rolled across expirations to avoid significant decay (i.e., significant loss of value in the option as the expiration date moves closer in time due to stable market conditions), while SPY option positions are adjusted based on market conditions.

The Fund is not intended to be profitable during normal market conditions and there is no assurance that a Tail Risk event will occur, or if one does occur, that the Fund will achieve returns during the Tail Risk event that are sufficient to overcome losses incurred during market conditions. There is no guarantee that the Income Component and the Cost Mitigation Component will offset all or enough “bleed” (i.e., expenses) to the extent necessary for profits (if any) from a Tail Risk event to produce a positive return. The Fund’s hedging positions will cause the Fund to incur associated expenses (i.e., the “bleed”). Such expenses include the premiums paid by the Fund to purchase VIX Index options and SPY options as well as the expenses associated with establishing VIX Futures positions, among other expenses. In addition, the Fund’s short exposures will cause the Fund to lose money during periods of market upswings.

The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®”). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. When the Fund purchases options and option spreads, losses from the Fund’s investments in options or option spreads are limited to the amount of the net premiums paid. Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the option pays an amount to the seller (premium) for buying the option. For call options, the buyer can exercise the option when the reference asset appreciates in value above the strike price and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid). In the event the reference asset declines in value, the call option may end up worthless and the purchaser’s loss is limited to the amount of premium it paid. For put options, the purchaser can exercise the option when the reference asset depreciates in value below the strike price which will entitle the purchaser to deliver (and the seller will be required to purchase) the reference asset (for American-style options) at the strike price or receive from the seller the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund). In the event the value of the reference asset is above the strike price as of the expiration date, the put option may end up worthless and the purchaser’s loss is limited to the amount of premium it paid.

Options on indices such as the VIX or S&P 500 Index are cash settled. Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options).

A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying asset (e.g., shares of SPY, the VIX Index or the S&P 500) at a specific price at a specific future time. Investments in derivative instruments, such as futures contracts, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio.

The Tuttle Capital No Bleed Tail Risk Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the Tuttle Capital No Bleed Tail Risk Subsidiary is intended to provide the Fund with exposure to VIX returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Tuttle Capital No Bleed Tail Risk Subsidiary. The Tuttle Capital No Bleed Tail Risk Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in investments that provide exposure to the VIX. The Fund will aggregate its investments with the Tuttle Capital No Bleed Tail Risk Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Tuttle Capital No Bleed Tail Risk Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Tuttle Capital No Bleed Tail Risk Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Tuttle Capital No Bleed Tail Risk Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Tuttle Capital No Bleed Tail Risk Subsidiary.

The Fund (and the Tuttle Capital No Bleed Tail Risk Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the Tuttle Capital No Bleed Tail Risk Subsidiary’s investments in VIX.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 759-6110
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Tuttle Capital No Bleed Tail Risk ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital No Bleed Tail Risk ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tuttle Capital No Bleed Tail Risk ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.
Tuttle Capital No Bleed Tail Risk ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk.    The market price of instruments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities and other financial instruments may decline in value due to factors affecting markets generally or particular industries represented in the markets. The value of a financial instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Tuttle Capital No Bleed Tail Risk ETF | Inability of the Fund to Achieve No Bleed Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Inability of the Fund to Achieve No Bleed Risk.    The ability for the Fund to generate enough income during stable market conditions and to generate a large enough profit from a Tail Risk event to negate or minimize the “bleed” depends on a variety of factors. These factors include, but are not limited to, the ability of the Fund to generate sufficient income to offset Tail Risk position expenses during stable market conditions through its various options strategies, the ability of the Fund to position its long volatility and downside exposure properly such that it capitalizes off Tail Risk events in a sufficient manner to offset expenses incurred during stable market conditions, and the actual occurrence of a Tail Risk event. Any of these factors or other factors outside the control of the Fund and Adviser may cause the Fund to lose value.

Tuttle Capital No Bleed Tail Risk ETF | Highly Volatile Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Highly Volatile Markets.    The prices of financial instruments in which the Fund may invest can be highly volatile. Specifically, investments linked to equity market volatility, including VIX options and futures contracts, can be highly volatile and may experience sudden, large and unexpected losses. Price movements of the financial instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Tuttle Capital No Bleed Tail Risk ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts.    The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts, particularly FLEX Options. The value of the options written and purchased by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

When the Fund sells (writes) call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the share price of the underlying security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying asset. When the Fund sells a put it collects premiums from the purchaser but the Fund risks loss if the value of the reference asset falls below the strike price and the put is exercised by the purchaser. IN this instance, the Fund’s losses will be equal to the strike price minus any premiums received from the purchaser. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

VIX Options and Futures Risk.    VIX options and futures contracts can be highly volatile and the Fund may experience sudden and large losses when using VIX options and futures. Investments linked to equity market volatility, including VIX options and futures contracts, can be highly volatile and may experience sudden, large and unexpected losses. VIX options and futures contracts are unlike traditional options and futures contracts and are not based on a tradable reference asset. An index is not directly investable, and the settlement price of a VIX options or futures contract is based on the calculation that determines the level of the VIX. As a result, the behavior of a VIX options and futures contract may be different from traditional options and futures contract whose settlement price is based on a specific tradable asset and may differ from an investor’s expectations. The market for and price of VIX options and futures contracts may fluctuate widely based on a variety of factors including changes in overall market movements, prevailing market prices and forward volatility levels of the U.S. equity markets, the S&P 500 Index and securities included therein, supply and demand and hedging activities in the listed and over-the-counter derivatives markets, disruption in trading of equities and derivatives, market and exchange closures, political and economic events and policies, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), changes in interest rates or inflation rates, and the level of contango or backwardation in the VIX futures markets. Low or no volatility may have an adverse impact on the performance of the Fund.

Tuttle Capital No Bleed Tail Risk ETF | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk.    The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital No Bleed Tail Risk ETF | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk.    The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Tuttle Capital No Bleed Tail Risk ETF | Short-Term Treasury and Cash Holdings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Short-Term Treasury and Cash Holdings Risk.    The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. Government securities such as U.S. Treasury securities, are subject to the risk that if the market advances during periods when the Fund is holding a large cash or cash equivalent position, the Fund may not participate in market increases as much as it would have if it had been more fully invested. This could adversely affect the Fund’s performance as compared to other investments.

Tuttle Capital No Bleed Tail Risk ETF | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk.    Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates.

Tuttle Capital No Bleed Tail Risk ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk.    The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Tuttle Capital No Bleed Tail Risk ETF | Risk of Use of AI In Portfolio Management [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Risk of Use of AI In Portfolio Management.    The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Tuttle Capital No Bleed Tail Risk ETF | Subsidiary Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk.    Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Tuttle Capital No Bleed Tail Risk Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Tuttle Capital No Bleed Tail Risk Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Tuttle Capital No Bleed Tail Risk Subsidiary, will not have all the protections offered to investors in registered investment companies.

Tuttle Capital No Bleed Tail Risk ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Tax Risk.    The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the VIX or derivatives based upon the VIX presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the VIX through investments in the Tuttle Capital No Bleed Tail Risk Subsidiary, which is intended to provide the Fund with exposure to the VIX’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Tuttle Capital No Bleed Tail Risk Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the VIX’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK — Tax Risk” below, as well as in the Fund’s SAI.

Tuttle Capital No Bleed Tail Risk ETF | Non-Diversification Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk.    The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

Tuttle Capital No Bleed Tail Risk ETF | ETF Structure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk.    The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk.    Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk.    The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk.    ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF.    Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital No Bleed Tail Risk ETF | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk.    The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Tuttle Capital No Bleed Tail Risk ETF | Tuttle Capital No Bleed Tail Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in Tuttle Capital No Bleed Tail Risk (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Tuttle Capital No Bleed Tail Risk Subsidiary”). The Tuttle Capital No Bleed Tail Risk Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Tuttle Capital No Bleed Tail Risk Subsidiary’s assets, and for the payment and/or reimbursement of the Tuttle Capital No Bleed Tail Risk Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the Tuttle Capital No Bleed Tail Risk Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.